Related Party Transactions - Schedule of key management compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Salaries and other short-term employee benefits	$ 2,825	$ 2,668	$ 2,484
Share-based payment	249	467	552
Post-employment benefits	10	10	10
Total key management compensation	$ 3,084	$ 3,145	$ 3,046